EQ ADVISORS TRUSTSM

SUPPLEMENT DATED OCTOBER 1, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the following Portfolio:

Multimanager Technology Portfolio

Effective October 1, 2019, Anita Killian will no longer have responsibility for the securities selection, research and trading for the portion of the Active Allocated Portion of the Multimanager Technology Portfolio. All references to Anita Killian in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective October 1, 2019, the table in the section of the Summary Prospectus entitled “Multimanager Technology Portfolio — Who Manages the Portfolio — Sub-Adviser: Wellington Management Company LLP (“Wellington”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Jeffrey S. Wantman	Managing Director and Global Industry Analyst of Wellington	October 2019
Eunhak Bae	Managing Director and Global Industry Analyst of Wellington	October 2019

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Effective October 1, 2019, the table in the section of the Prospectus entitled “Multimanager Technology Portfolio — Who Manages the Portfolio — Sub-Adviser: Wellington Management Company LLP (“Wellington”)” is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Jeffrey S. Wantman	Managing Director and Global Industry Analyst of Wellington	October 2019
Eunhak Bae	Managing Director and Global Industry Analyst of Wellington	October 2019

Effective October 1, 2019, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Wellington Management Company LLP” is amended to include the following information:

Jeffrey S. Wantman, Managing Director and Global Industry Analyst of Wellington Management, is a member of the Technology Team. His coverage includes software companies across all market caps and geographies. Mr. Wantman joined Wellington Management in 2010.

Eunhak Bae, Managing Director and Global Industry Analyst of Wellington Management, is a member of the Technology Team. Her coverage includes the global semiconductor and semiconductor capital equipment sectors. Prior to joining Wellington Management in 2017, Ms. Bae was a partner and senior vice president at Primecap Management Company from 2001 to 2017.

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Effective October 1, 2019, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Wellington Management Company LLP” is amended to add the following information:

Wellington Management Company LLP (“Wellington Management” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of August 31, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Multimanager Technology Portfolio
Jeffrey S. Wantman	6	$322.6 M	17	$438.8 M	72	$1.1 B	0	N/A	0	N/A	2	$36.5 M
Eunhak Bae	6	$180.4 M	17	$285.0 M	72	$781.2 M	0	N/A	0	N/A	2	$27.3 M

Ownership of Securities of the Portfolio as of August 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Multimanager Technology Portfolio
Jeffrey S. Wantman	X
Eunhak Bae	X

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